Offerings	Apr. 22, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01531%
Offering Note	(1) The securities registered hereunder include such indeterminate number of common shares, preferred shares, warrants, debt securities, subscription rights, subscription receipts, share purchase contracts and units as may be sold from time to time by the Registrant. There are also being registered hereunder an indeterminate number of each class of identified securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, NOVAGOLD RESOURCES INC. hereby defers payment of the registration fee required in connection with this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares
Fee Rate	0.01531%
Offering Note	(1) The securities registered hereunder include such indeterminate number of common shares, preferred shares, warrants, debt securities, subscription rights, subscription receipts, share purchase contracts and units as may be sold from time to time by the Registrant. There are also being registered hereunder an indeterminate number of each class of identified securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, NOVAGOLD RESOURCES INC. hereby defers payment of the registration fee required in connection with this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	(1) The securities registered hereunder include such indeterminate number of common shares, preferred shares, warrants, debt securities, subscription rights, subscription receipts, share purchase contracts and units as may be sold from time to time by the Registrant. There are also being registered hereunder an indeterminate number of each class of identified securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, NOVAGOLD RESOURCES INC. hereby defers payment of the registration fee required in connection with this Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	(1) The securities registered hereunder include such indeterminate number of common shares, preferred shares, warrants, debt securities, subscription rights, subscription receipts, share purchase contracts and units as may be sold from time to time by the Registrant. There are also being registered hereunder an indeterminate number of each class of identified securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, NOVAGOLD RESOURCES INC. hereby defers payment of the registration fee required in connection with this Registration Statement.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01531%
Offering Note	(1) The securities registered hereunder include such indeterminate number of common shares, preferred shares, warrants, debt securities, subscription rights, subscription receipts, share purchase contracts and units as may be sold from time to time by the Registrant. There are also being registered hereunder an indeterminate number of each class of identified securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, NOVAGOLD RESOURCES INC. hereby defers payment of the registration fee required in connection with this Registration Statement.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01531%
Offering Note	(1) The securities registered hereunder include such indeterminate number of common shares, preferred shares, warrants, debt securities, subscription rights, subscription receipts, share purchase contracts and units as may be sold from time to time by the Registrant. There are also being registered hereunder an indeterminate number of each class of identified securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, NOVAGOLD RESOURCES INC. hereby defers payment of the registration fee required in connection with this Registration Statement.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Fee Rate	0.01531%
Offering Note	(1) The securities registered hereunder include such indeterminate number of common shares, preferred shares, warrants, debt securities, subscription rights, subscription receipts, share purchase contracts and units as may be sold from time to time by the Registrant. There are also being registered hereunder an indeterminate number of each class of identified securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, NOVAGOLD RESOURCES INC. hereby defers payment of the registration fee required in connection with this Registration Statement.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	(1) Consisting of any combination of common shares, preferred shares, debt securities, warrants, subscription rights, subscription receipts and share purchase contracts. (2) The securities registered hereunder include such indeterminate number of common shares, preferred shares, warrants, debt securities, subscription rights, subscription receipts, share purchase contracts and units as may be sold from time to time by the Registrant. There are also being registered hereunder an indeterminate number of each class of identified securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (3) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, NOVAGOLD RESOURCES INC. hereby defers payment of the registration fee required in connection with this Registration Statement.